CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash flows from operating activities:
Net loss	$ (2,518)	$ (1,149)	$ (55,290)
Adjustments to reconcile net loss to net cash generated from operating activities:
Depreciation of property, plant and equipment	22,182	22,407	21,984
Amortization of land use rights	1,164	1,174	1,144
Amortization of intangible assets	178	199	213
Impairment loss on goodwill	0	0	11,388
Impairment loss on long-lived assets	3,549	0	11,590
Deferred income taxes	(482)	(163)	(485)
Changes in fair value of warrant liabilities	(839)	399	(951)
Gain from disposal of subsidiaries		(2,767)
Amortization of debt issuance costs	175	191	19
Amortization of government grant	(3)	(3)	(3)
Share-based compensation expense	211	166	10,479
Loss from disposal of property, plant and equipment	45	508	266
Exchange loss (gain)	41	(28)	851
Gain from extinguishment of amounts due to original shareholders of acquired subsidiaries		(462)
Provision for impairment allowance on prepayments and other current assets		843	696
Provision for allowance for doubtful accounts on amounts due from a related party			1,302
Net pension cost recognized		33	173
Changes in operating assets and liabilities:
Accounts receivable	2,175	(1,797)	242
Notes receivable	789	(1,874)
Prepayments and other current assets	(426)	(463)	310
Other non-current assets	(538)	779	(344)
Accounts payable	(1,084)	(345)	(42)
Amounts due to related parties	(1)	(2)
Accrued expenses and other current liabilities	(6,437)	(1,524)	(1,903)
Other non-current liabilities	1,229	6,578	5
Net cash generated from operating activities	19,410	22,700	1,644
Cash flows from investing activities:
Acquisition of subsidiaries, net of cash acquired		(8,923)	(19,330)
Proceeds from disposal of subsidiaries	10,957	20,212
Cash deposit for potential acquisitions			(696)
Acquisition of intangible assets	(90)
Acquisition of property, plant and equipment	(1,087)	(7,091)	(1,490)
Proceeds from disposal of property, plant and equipment	26	35	112
Payment to contractors for construction projects	(450)	(6,931)	(3,330)
Loans to a related party		(86)
Proceeds from insurance claims	549
Net cash (used in) generated from investing activities	9,905	(2,784)	(24,734)
Cash flows from financing activities:
Proceeds from exercise of share options	26
Purchase of subsidiary shares from noncontrolling interests			(1,204)
Proceeds from loans from related parties	2,034	572	1,263
Proceeds from short-term loans	14,364	28,070	23,066
Proceeds from long-term loans	32,335	72,947	45,823
Proceeds from exercised warrants			10,036
Proceeds from loans from third parties	3,425	20,161	17,456
Payment of debt issuance costs and service fee	(194)	(704)
Repayment of loans from related parties	(5,585)	(69)
Repayment of short-term loans	(26,225)	(28,051)	(20,889)
Repayment of long-term loans	(36,544)	(69,986)	(66,955)
Repayment of loans from third parties	(13,313)	(38,136)	(10,637)
Restricted cash	5,249	(5,166)
Net cash used in financing activities	(24,428)	(20,362)	(2,041)
Net (decrease) increase in cash and cash equivalents	4,887	(446)	(25,131)
Effect of changes in exchange rate on cash and cash equivalents	1,311	11	76
Cash and cash equivalents at the beginning of the year	7,967	8,402	33,457
Cash and cash equivalents at the end of the year	14,165	7,967	8,402
Supplementary disclosure of cash flow information
Interest paid	16,588	19,983	22,928
Income taxes paid	5,061	2,855	2,333
Non-cash activities:
Non-cash portion of acquisition of subsidiaries			1,825
Non-cash portion of acquisition of property, plant and equipment	3,286	3,330	9,595
Non-cash portion of disposal of property, plant and equipment			20
Discharge of liability from disposal of subsidiaries		$ 158